Debt and other liabilities - Other (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Mar. 25, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Loss on extinguishment			$ 27,247,099
Gain on revaluation of financial asset			$ 5,710,714	$ 0
GroupBy [Member]
Debt Instrument [Line Items]
Debt	$ 12,300,000
Business acquisition, shares issued / issuable	3,999,902
GroupBy [Member] | Subscription Letter [Member]
Debt Instrument [Line Items]
Debt	$ 12,300,000
Business acquisition, shares issued / issuable	5,857,143	5,857,143
Ordinary shares price per share		$ 2.1	$ 2.1
Loss on extinguishment		$ 4,392,858
Price per share		$ 3.08	$ 3.08
Financial asset carried at fair value		$ 5,710,714	$ 5,710,714
Gain on revaluation of financial asset		$ 5,710,714
GroupBy [Member] | WAB [Member] | Subscription Letter [Member]
Debt Instrument [Line Items]
Debt	$ 12,300,000